UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: Merrill Lynch New York Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2006                       (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
New York - 90.6%            $   700  Albany County, New York, IDA, IDR (Albany College of Pharmacy), Refunding,
                                     Series A, 5.625% due 12/01/2034                                                       $     723
                            --------------------------------------------------------------------------------------------------------
                                130  Albany County, New York, IDA, IDR (Special Needs Facilities Pooled Program),
                                     Series K-1, 4.90% due 7/01/2021 (i)                                                         128
                            --------------------------------------------------------------------------------------------------------
                              1,175  Albany, New York, IDA, Civic Facility Revenue Bonds (University Heights-Albany
                                     Law School), Series A, 6.75% due 12/01/2019 (j)                                           1,279
                            --------------------------------------------------------------------------------------------------------
                              3,000  Battery Park City Authority, New York, Revenue Refunding Bonds, Series A,
                                     5% due 11/01/2024                                                                         3,084
                            --------------------------------------------------------------------------------------------------------
                                600  Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds (Saint Bonaventure
                                     University Project), Series A, 5.10% due 5/01/2031                                          592
                            --------------------------------------------------------------------------------------------------------
                              1,000  Chautauqua, New York, Tobacco Asset Securitization Corporation, Revenue Bonds,
                                     6.75% due 7/01/2040                                                                       1,065
                            --------------------------------------------------------------------------------------------------------
                              1,150  Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                                     Hospital), Series B, 7.25% due 3/1/2019                                                   1,239
                            --------------------------------------------------------------------------------------------------------
                                880  East Williston, New York, Union Free School District, GO, Series A, 5% due 6/15/2011        923
                            --------------------------------------------------------------------------------------------------------
                              1,500  Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal
                                     Church Home), Series A, 5.875% due 2/01/2018                                              1,540
                            --------------------------------------------------------------------------------------------------------
                              3,000  Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal
                                     Church Home), Series A, 6% due 2/01/2028                                                  3,077
                            --------------------------------------------------------------------------------------------------------
                              2,000  Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project),
                                     Series A, 6% due 11/15/2036                                                               2,054
                            --------------------------------------------------------------------------------------------------------
                              4,000  Erie County, New York, Tobacco Asset Securitization Corporation, Asset-Backed
                                     Revenue Bonds, Class A, 6.25% due 7/15/2010 (e)                                           4,371
                            --------------------------------------------------------------------------------------------------------
                              3,250  Essex County, New York, IDA, Civic Facility Revenue Bonds (Moses-Ludington Nursing
                                     Home), Series A, 6.375% due 2/01/2050 (l)                                                 3,493
                            --------------------------------------------------------------------------------------------------------
                              2,000  Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds
                                     (International Paper Company), AMT, Series A, 5.20% due 12/01/2023                        1,983
                            --------------------------------------------------------------------------------------------------------
                              1,700  Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi University
                                     Civic Facility), 5.75% due 6/01/2022                                                      1,819
                            --------------------------------------------------------------------------------------------------------
                              2,500  Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi University
                                     Civic Facility), 5.50% due 6/01/2032                                                      2,621
                            --------------------------------------------------------------------------------------------------------
                              2,750  Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                     Series B, 5% due 12/01/2035                                                               2,780
                            --------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch New York Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
DRIVERS        Derivative Inverse Tax-Exempt Receipts
GO             General Obligation Bonds
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
PCR            Pollution Control Revenue Bonds
RIB            Residual Interest Bonds
RITR           Residual Interest Trust Receipts

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2006                       (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                            $   900  Madison County, New York, IDA, Civic Facility Revenue Bonds (Morrisville State
                                     College Foundation), Series A, 5% due 6/01/2037 (k)                                   $     913
                            --------------------------------------------------------------------------------------------------------
                                100  Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                     Refunding Bonds, Series B, 5.125% due 7/01/2024 (a)(h)                                      103
                            --------------------------------------------------------------------------------------------------------
                              1,000  Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                     Series A, 6.125% due 4/01/2010 (b)(e)                                                     1,078
                            --------------------------------------------------------------------------------------------------------
                              2,100  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, RIB,
                                     Series 724X, 7.28% due 11/15/2032 (c)(g)                                                  2,458
                            --------------------------------------------------------------------------------------------------------
                              4,000  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                     Series A, 5% due 11/15/2025 (b)                                                           4,092
                            --------------------------------------------------------------------------------------------------------
                              1,000  Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project), AMT,
                                     6.25% due 2/01/2031                                                                       1,067
                            --------------------------------------------------------------------------------------------------------
                                445  Monroe County, New York, IDA, Student Housing Revenue Bonds (Collegiate), Series A,
                                     5.375% due 4/01/2029                                                                        447
                            --------------------------------------------------------------------------------------------------------
                              5,000  Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement
                                     Asset-Backed Bonds, 6.375% due 6/01/2010 (e)                                              5,485
                            --------------------------------------------------------------------------------------------------------
                                525  Nassau County, New York, IDA, Civic Facility Revenue Refunding Bonds (Special Needs
                                     Facilities Pooled Program), Series F-1, 4.90% due 7/01/2021 (i)                             515
                            --------------------------------------------------------------------------------------------------------
                                500  Nassau County, New York, Interim Finance Authority, Sales Tax Revenue Refunding
                                     Bonds, Series B, 5% due 11/15/2018 (a)                                                      521
                            --------------------------------------------------------------------------------------------------------
                              2,000  Nassau County, New York, Tobacco Settlement Corporation, Senior Asset-Backed Revenue
                                     Refunding Bonds, Series A-3, 5% due 6/01/2035                                             1,932
                            --------------------------------------------------------------------------------------------------------
                              2,500  New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                     Bonds, AMT, Series A, 5.50% due 11/01/2034                                                2,547
                            --------------------------------------------------------------------------------------------------------
                              1,220  New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                     Bonds, AMT, Series C, 5.05% due 11/01/2036                                                1,224
                            --------------------------------------------------------------------------------------------------------
                              1,000  New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                                     Bonds, Series E, 6.25% due 5/01/2036                                                      1,060
                            --------------------------------------------------------------------------------------------------------
                              2,485  New York City, New York, City Housing Development Corporation, Presidential Revenue
                                     Bonds (The Animal Medical Center), Series A, 5.50% due 12/01/2033                         2,564
                            --------------------------------------------------------------------------------------------------------
                              2,215  New York City, New York, City IDA, Civic Facility Revenue Bonds (American National
                                     Red Cross Project), 5% due 2/01/2036 (a)                                                  2,255
                            --------------------------------------------------------------------------------------------------------
                                575  New York City, New York, City IDA, Civic Facility Revenue Bonds (A Very Special
                                     Place Inc. Project), Series A, 6.125% due 1/01/2013                                         587
                            --------------------------------------------------------------------------------------------------------
                              1,600  New York City, New York, City IDA, Civic Facility Revenue Bonds (A Very Special Place
                                     Inc. Project), Series A, 7% due 1/01/2033                                                 1,677
                            --------------------------------------------------------------------------------------------------------
                              6,000  New York City, New York, City IDA, Civic Facility Revenue Bonds (PSCH Inc. Project),
                                     6.375% due 7/01/2033                                                                      6,336
                            --------------------------------------------------------------------------------------------------------
                              2,500  New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C,
                                     6.80% due 6/01/2028                                                                       2,676
                            --------------------------------------------------------------------------------------------------------
                              1,000  New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                     Facility Pooled Program), Series A-1, 6.50% due 7/01/2017                                 1,041
                            --------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2006                       (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                            $ 2,540  New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                     Facility Pooled Program), Series C-1, 6.50% due 7/01/2017                             $   2,643
                            --------------------------------------------------------------------------------------------------------
                              1,780  New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special
                                     Needs Facilities Pooled Program), Series A-1, 4.375% due 7/01/2020 (i)                    1,671
                            --------------------------------------------------------------------------------------------------------
                                610  New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special
                                     Needs Facilities Pooled Program), Series A-1, 4.50% due 7/01/2030 (i)                       558
                            --------------------------------------------------------------------------------------------------------
                                885  New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special
                                     Needs Facilities Pooled Program), Series C-1, 4.90% due 7/01/2021 (i)                       870
                            --------------------------------------------------------------------------------------------------------
                                525  New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special
                                     Needs Facilities Pooled Program), Series C-1, 5.10% due 7/01/2031 (i)                       518
                            --------------------------------------------------------------------------------------------------------
                              3,500  New York City, New York, City IDA, Special Facility Revenue Bonds (1990 American
                                     Airlines Inc. Project), AMT, 5.40% due 7/01/2020                                          3,189
                            --------------------------------------------------------------------------------------------------------
                              2,000  New York City, New York, City IDA, Special Facility Revenue Bonds (American
                                     Airlines, JFK International Airport), AMT, 7.75% due 8/01/2031                            2,333
                            --------------------------------------------------------------------------------------------------------
                              1,000  New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
                                     Plc Project), AMT, 5.25% due 12/01/2032                                                     941
                            --------------------------------------------------------------------------------------------------------
                                655  New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                     Airlines Inc. Project), AMT, 7.25% due 11/01/2008                                           669
                            --------------------------------------------------------------------------------------------------------
                              1,250  New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                     Airlines Inc. Project), AMT, 8% due 11/01/2012                                            1,363
                            --------------------------------------------------------------------------------------------------------
                                250  New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                     Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                          276
                            --------------------------------------------------------------------------------------------------------
                              2,500  New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
                                     (Terminal One Group Association Project), AMT, 5.50% due 1/01/2024                        2,601
                            --------------------------------------------------------------------------------------------------------
                              1,000  New York City, New York, City Municipal Financing Authority, Water and Sewer
                                     Systems Revenue Bonds, 5% due 6/15/2036 (d)                                               1,020
                            --------------------------------------------------------------------------------------------------------
                                210  New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System, Revenue Refunding Bonds, Series D, 5% due 6/15/2039 (a)                             213
                            --------------------------------------------------------------------------------------------------------
                                420  New York City, New York, City Transitional Finance Authority, Future Tax-Secured
                                     Revenue Bonds, Series B, 5.50% due 2/01/2017                                                448
                            --------------------------------------------------------------------------------------------------------
                                425  New York City, New York, City Transitional Finance Authority, Future Tax-Secured
                                     Revenue Bonds, Series C, 5.375% due 2/01/2018                                               450
                            --------------------------------------------------------------------------------------------------------
                                700  New York City, New York, City Transitional Finance Authority, Future Tax-Secured
                                     Revenue Refunding Bonds, Series C, 5% due 8/01/2024                                         719
                            --------------------------------------------------------------------------------------------------------
                              1,965  New York City, New York, GO, Refunding, Series D, 5.125% due 8/01/2018 (c)                2,044
                            --------------------------------------------------------------------------------------------------------
                              2,000  New York City, New York, GO, Series J, 5% due 5/15/2023                                   2,032
                            --------------------------------------------------------------------------------------------------------
                              3,000  New York City, New York, GO, Series M, 5% due 4/01/2035                                   3,019
                            --------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2006                       (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                            $ 1,000  New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                     Series A, 5.25% due 10/15/2027 (a)                                                    $   1,055
                            --------------------------------------------------------------------------------------------------------
                              2,475  New York Convention Center Development Corporation, New York, Revenue Bonds,
                                     DRIVERS, Series 1247Z, 5.708% due 11/15/2013 (a)(g)                                       2,556
                            --------------------------------------------------------------------------------------------------------
                              3,530  New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                                     Unit Fee Secured), 5% due 11/15/2026 (a)                                                  3,623
                            --------------------------------------------------------------------------------------------------------
                                500  New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                                     Unit Fee Secured), 5% due 11/15/2035 (a)                                                    508
                            --------------------------------------------------------------------------------------------------------
                              1,550  New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B,
                                     6.50% due 6/01/2010 (e)                                                                   1,710
                            --------------------------------------------------------------------------------------------------------
                              1,010  New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B,
                                     6.625% due 6/01/2010 (e)                                                                  1,119
                            --------------------------------------------------------------------------------------------------------
                                750  New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B,
                                     6.50% due 6/01/2035                                                                         793
                            --------------------------------------------------------------------------------------------------------
                                490  New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B,
                                     6.625% due 6/01/2042                                                                        522
                            --------------------------------------------------------------------------------------------------------
                              2,285  New York State Dormitory Authority, Lease Revenue Bonds (Master BOCES Program),
                                     5% due 8/15/2023                                                                          2,345
                            --------------------------------------------------------------------------------------------------------
                              2,000  New York State Dormitory Authority, Lease Revenue Refunding Bonds (Court
                                     Facilities), Series A, 5.375% due 5/15/2013 (e)                                           2,162
                            --------------------------------------------------------------------------------------------------------
                                990  New York State Dormitory Authority, Non-State Supported Debt, Insured Revenue Bonds
                                     (Fordham University), 5% due 7/01/2012 (b)(e)                                             1,044
                            --------------------------------------------------------------------------------------------------------
                              1,000  New York State Dormitory Authority, Non-State Supported Debt, Insured Revenue Bonds
                                     (United Cerebral Palsy Affiliates - Pooled Loan Program), Series A,
                                     5% due 7/01/2034 (n)                                                                      1,016
                            --------------------------------------------------------------------------------------------------------
                              1,000  New York State Dormitory Authority, Nursing Home Revenue Refunding Bonds (Menorah
                                     Campus Inc.), 6.10% due 2/01/2037 (l)                                                     1,031
                            --------------------------------------------------------------------------------------------------------
                              1,800  New York State Dormitory Authority Revenue Bonds (Columbia University), Series B,
                                     5% due 7/01/2023                                                                          1,848
                            --------------------------------------------------------------------------------------------------------
                              1,000  New York State Dormitory Authority Revenue Bonds (New York University), Series 1,
                                     5.50% due 7/01/2022 (a)                                                                   1,112
                            --------------------------------------------------------------------------------------------------------
                                250  New York State Dormitory Authority Revenue Bonds (Rochester University), Series A,
                                     5.25% due 7/01/2023                                                                         261
                            --------------------------------------------------------------------------------------------------------
                                200  New York State Dormitory Authority Revenue Bonds (Rochester University), Series A,
                                     5.25% due 7/01/2024                                                                         209
                            --------------------------------------------------------------------------------------------------------
                              1,500  New York State Dormitory Authority Revenue Bonds (Rochester University), Series A,
                                     5.125% due 7/01/2039                                                                      1,520
                            --------------------------------------------------------------------------------------------------------
                              1,180  New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                                     Series E, 5.75% due 10/01/2030 (d)                                                        1,279
                            --------------------------------------------------------------------------------------------------------
                              3,000  New York State Dormitory Authority Revenue Bonds (White Plains Hospital),
                                     5.375% due 2/15/2043 (l)                                                                  3,090
                            --------------------------------------------------------------------------------------------------------
                              2,500  New York State Dormitory Authority Revenue Bonds (Willow Towers Inc. Project),
                                     5.40% due 2/01/2034 (f)                                                                   2,613
                            --------------------------------------------------------------------------------------------------------
                              4,850  New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                     Series A, 6.625% due 7/01/2018                                                            5,201
                            --------------------------------------------------------------------------------------------------------
                              1,565  New York State Dormitory Authority, Revenue Refunding Bonds (Upstate Community
                                     Colleges), Series B, 5.25% due 7/01/2021                                                  1,640
                            --------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2006                       (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                            $ 5,000  New York State Dormitory Authority, State Personal Income Tax Revenue Bonds,
                                     Series F, 5% due 3/15/2035 (c)                                                        $   5,092
                            --------------------------------------------------------------------------------------------------------
                              2,000  New York State Energy Research and Development Authority, PCR, Refunding (Central
                                     Hudson Gas and Electric), Series A, 5.45% due 8/01/2027 (a)                               2,090
                            --------------------------------------------------------------------------------------------------------
                              3,000  New York State Environmental Facilities Corporation, Special Obligation Revenue
                                     Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012 (a)                           3,335
                            --------------------------------------------------------------------------------------------------------
                              3,250  New York State Environmental Facilities Corporation, State Clean Water and
                                     Drinking Water, Revenue Refunding Bonds (New York City Municipal Water Finance
                                     Authority), Sub-Series B, 4.50% due 6/15/2036                                             3,096
                            --------------------------------------------------------------------------------------------------------
                                985  New York State Environmental Facilities Corporation, State Personal Income Tax
                                     Revenue Bonds, Series A, 5% due 1/01/2023 (b)                                             1,010
                            --------------------------------------------------------------------------------------------------------
                                770  New York State, GO, Series A, 4% due 3/15/2022 (b)                                          716
                            --------------------------------------------------------------------------------------------------------
                                875  New York State, HFA, M/F Housing Revenue Bonds (Division Street), AMT, Series A,
                                     5.10% due 2/15/2038                                                                         877
                            --------------------------------------------------------------------------------------------------------
                                580  New York State, HFA, M/F Housing Revenue Bonds (Watergate II), AMT, Series A,
                                     4.75% due 2/15/2034                                                                         554
                            --------------------------------------------------------------------------------------------------------
                                500  New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130,
                                     4.80% due 10/01/2037                                                                        483
                            --------------------------------------------------------------------------------------------------------
                              1,000  New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                     Series 133, 4.95% due 10/01/2021                                                          1,010
                            --------------------------------------------------------------------------------------------------------
                                335  New York State Mortgage Agency Revenue Bonds, AMT, DRIVERS, Series 191,
                                     7.398% due 4/01/2030 (g)                                                                    350
                            --------------------------------------------------------------------------------------------------------
                              2,980  New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40% due 4/01/2032        3,027
                            --------------------------------------------------------------------------------------------------------
                              1,000  New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                                     Series C, 5.25% due 12/01/2022                                                            1,043
                            --------------------------------------------------------------------------------------------------------
                                500  New York State Power Authority Revenue Bonds, Series A, 5% due 11/15/2019                   518
                            --------------------------------------------------------------------------------------------------------
                              3,500  New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                                     4.75% due 1/01/2030 (c)                                                                   3,480
                            --------------------------------------------------------------------------------------------------------
                              2,190  New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                                     Bonds, Series C, 5% due 4/01/2020 (a)                                                     2,258
                            --------------------------------------------------------------------------------------------------------
                              2,980  New York State Thruway Authority, Revenue Refunding Bonds, Series E,
                                     5% due 1/01/2025                                                                          3,042
                            --------------------------------------------------------------------------------------------------------
                              3,800  New York State Urban Development Corporation, Correctional Facilities Service
                                     Contract Revenue Bonds, Series D, 5.25% due 1/01/2011 (c)(e)                              4,010
                            --------------------------------------------------------------------------------------------------------
                              1,000  New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                     (State Facilities), Series A, 5.50% due 3/15/2012 (e)                                     1,078
                            --------------------------------------------------------------------------------------------------------
                              1,520  New York State Urban Development Corporation Revenue Bonds, Subordinate Lien,
                                     Corporation Purpose, Series A, 5.125% due 7/01/2021                                       1,571
                            --------------------------------------------------------------------------------------------------------
                                305  New York State Urban Development Corporation Revenue Bonds (Youth Facilities
                                     Services Contract), Series B, 6% due 4/01/2010 (e)                                          330
                            --------------------------------------------------------------------------------------------------------
                                665  New York State Urban Development Corporation Revenue Bonds (Youth Facilities
                                     Services Contract), Series B, 6% due 4/01/2010 (e)                                          720
                            --------------------------------------------------------------------------------------------------------
                                705  New York State Urban Development Corporation Revenue Bonds (Youth Facilities
                                     Services Contract), Series B, 6% due 4/01/2010 (e)                                          763
                            --------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2006                       (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                            $   750  New York State Urban Development Corporation Revenue Bonds (Youth Facilities
                                     Services Contract), Series B, 6.125% due 4/01/2010 (e)                                $     815
                            --------------------------------------------------------------------------------------------------------
                                615  New York State Urban Development Corporation Revenue Bonds (Youth Facilities
                                     Services Contract), Series B, 6.25% due 4/01/2010 (e)                                       671
                            --------------------------------------------------------------------------------------------------------
                              1,685  New York State Urban Development Corporation, Revenue Refunding Bonds (Clarkson
                                     Center Advance Materials), 5.50% due 1/01/2020                                            1,831
                            --------------------------------------------------------------------------------------------------------
                              3,500  New York State Urban Development Corporation, Revenue Refunding Bonds (University
                                     Facility Grants), 5.50% due 1/01/2019                                                     3,806
                            --------------------------------------------------------------------------------------------------------
                              3,975  Niagara County, New York, IDA, Solid Waste Disposal Revenue Refunding Bonds, AMT,
                                     Series A, 5.45% due 11/15/2026                                                            4,122
                            --------------------------------------------------------------------------------------------------------
                              1,000  Niagara County, New York, Tobacco Asset Securitization Corporation, Asset-Backed
                                     Revenue Bonds, 6.25% due 5/15/2040                                                        1,048
                            --------------------------------------------------------------------------------------------------------
                              1,000  North Country, New York, Development Authority, Solid Waste Management System,
                                     Revenue Refunding Bonds, 6% due 5/15/2015 (c)                                             1,101
                            --------------------------------------------------------------------------------------------------------
                              3,970  Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT, 6.125% due 1/01/2032      4,159
                            --------------------------------------------------------------------------------------------------------
                              1,365  Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT, 7.25% due 1/01/2032       1,470
                            --------------------------------------------------------------------------------------------------------
                                845  Orange County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                                     Pooled Program, Series G-1, 4.90% due 7/01/2021 (i)                                         829
                            --------------------------------------------------------------------------------------------------------
                              1,000  Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds,
                                     132nd Series, 5% due 9/1/2025                                                             1,022
                            --------------------------------------------------------------------------------------------------------
                              6,000  Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, RIB,
                                     AMT, Series 243, 8.19% due 12/01/2010 (d)(g)                                              7,114
                            --------------------------------------------------------------------------------------------------------
                              1,000  Sachem Central School District (Holbrook), New York, GO, Series B,
                                     5% due 10/15/2025 (d)                                                                     1,026
                            --------------------------------------------------------------------------------------------------------
                              1,300  Sachem Central School District (Holbrook), New York, GO, Series B,
                                     5% due 10/15/2029 (d)                                                                     1,330
                            --------------------------------------------------------------------------------------------------------
                              2,000  Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Huntington Hospital
                                     Project), Series B, 5.875% due 11/01/2032                                                 2,071
                            --------------------------------------------------------------------------------------------------------
                                135  Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                     Facilities Pooled Program), Series D-1, 6.50% due 7/01/2017                                 140
                            --------------------------------------------------------------------------------------------------------
                                330  Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                     Facilities Pooled Program), Series D-1, 4.90% due 7/01/2021 (i)                             324
                            --------------------------------------------------------------------------------------------------------
                              1,000  Suffolk County, New York, IDA, Civic Facility Revenue Refunding Bonds
                                     (Dowling College), Series A, 5% due 6/01/2036 (i)                                           991
                            --------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2006                       (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                            $ 1,360  Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT,
                                     5.25% due 6/01/2027                                                                   $   1,383
                            --------------------------------------------------------------------------------------------------------
                              5,000  Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration
                                     Partners Facility), AMT, 5.50% due 1/01/2023                                              4,796
                            --------------------------------------------------------------------------------------------------------
                              7,155  Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                     Bonds (Ogden Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (a)             7,927
                            --------------------------------------------------------------------------------------------------------
                                330  Sullivan County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                     Facilities Pooled Program), Series H-1, 4.90% due 7/01/2021 (i)                             324
                            --------------------------------------------------------------------------------------------------------
                              1,455  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                     5.25% due 6/01/2020 (a)                                                                   1,527
                            --------------------------------------------------------------------------------------------------------
                              1,100  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                     5.50% due 6/01/2022                                                                       1,164
                            --------------------------------------------------------------------------------------------------------
                                900  Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds
                                     (Kendal at Ithaca), Series A-2, 5.75% due 7/01/2018                                         916
                            --------------------------------------------------------------------------------------------------------
                              1,000  Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds
                                     (Kendal at Ithaca), Series A-2, 6% due 7/01/2024                                          1,021
                            --------------------------------------------------------------------------------------------------------
                              3,900  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                     5.25% due 11/15/2023 (d)                                                                  4,110
                            --------------------------------------------------------------------------------------------------------
                              2,000  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                     Series B, 5% due 11/15/2027                                                               2,036
                            --------------------------------------------------------------------------------------------------------
                              1,000  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                     Series B, 5.125% due 11/15/2029                                                           1,025
                            --------------------------------------------------------------------------------------------------------
                              2,290  Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                     Series B, 5% due 11/15/2032 (d)                                                           2,326
                            --------------------------------------------------------------------------------------------------------
                                765  Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2017 (c)                821
                            --------------------------------------------------------------------------------------------------------
                                805  Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2018 (c)                864
                            --------------------------------------------------------------------------------------------------------
                                850  Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2019 (c)                913
                            --------------------------------------------------------------------------------------------------------
                              1,000  Utica, New York, IDA, Civic Facility Revenue Bonds (Munson, Williams, Proctor
                                     Institute), 5.375% due 7/15/2020                                                          1,064
                            --------------------------------------------------------------------------------------------------------
                              1,210  Utica, New York, IDA, Civic Facility Revenue Bonds (Munson, Williams, Proctor
                                     Institute), 5.40% due 7/15/2030                                                           1,275
                            --------------------------------------------------------------------------------------------------------
                              1,505  Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College Project),
                                     Series A, 5.75% due 8/01/2028                                                             1,572
                            --------------------------------------------------------------------------------------------------------
                              1,000  Webster, New York, Central School District, GO, Refunding, 5% due 6/15/2023 (c)           1,029
                            --------------------------------------------------------------------------------------------------------
                                350  Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                     Facilities Pooled Program), Series E-1, 4.90% due 7/01/2021 (i)                             344
                            --------------------------------------------------------------------------------------------------------
                              5,200  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                     Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                           5,499
                            --------------------------------------------------------------------------------------------------------
                                655  Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2026 (b)        707
                            --------------------------------------------------------------------------------------------------------
                                690  Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2027 (b)        744
                            --------------------------------------------------------------------------------------------------------
                                730  Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2028 (b)        787
                            --------------------------------------------------------------------------------------------------------
                                770  Willsboro, New York, Central School District, GO, Refunding, 5.75% due 6/15/2029 (b)        831
                            --------------------------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2006                       (in Thousands)

                               Face
                             Amount  Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Guam - 0.7%                 $ 2,000  Guam Government Waterworks Authority, Water and Wastewater System, Revenue
                                     Refunding Bonds, 5.875% due 7/01/2035                                                 $   2,079
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 6.0%            1,000  Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                                     Bonds, 5.625% due 5/15/2043                                                               1,023
                            --------------------------------------------------------------------------------------------------------
                              4,750  Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3,
                                     7.241% due 7/01/2016 (d)(g)                                                               5,379
                            --------------------------------------------------------------------------------------------------------
                              1,000  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, Series K, 5% due 7/01/2035 (n)                                   1,020
                            --------------------------------------------------------------------------------------------------------
                              7,470  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                     Appreciation Revenue Bonds, Series A, 4.771% due 7/01/2042 (b)                            1,229
                            --------------------------------------------------------------------------------------------------------
                              1,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R,
                                     Series 16 HH, 7.236% due 7/01/2013 (c)(g)                                                 1,151
                            --------------------------------------------------------------------------------------------------------
                              1,000  Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                     Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                     Series A, 6.45% due 12/01/2025                                                              999
                            --------------------------------------------------------------------------------------------------------
                              1,420  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                     Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                                     6.625% due 6/01/2026                                                                      1,543
                            --------------------------------------------------------------------------------------------------------
                              3,700  Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                     Bonds, Series I, 5.25% due 7/01/2033                                                      3,787
                            --------------------------------------------------------------------------------------------------------
                              1,000  Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                     Series E, 5.70% due 2/01/2010 (e)                                                         1,059
------------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 1.8%    4,500  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
                                     Coker Project), AMT, 6.50% due 7/01/2021                                                  5,027
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Municipal Bonds (Cost - $269,780) - 99.1%                                         282,807
------------------------------------------------------------------------------------------------------------------------------------

                             Shares
                               Held  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                906  CMA New York Municipal Money Fund, 3.29% (m)(o)                                             906
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities (Cost - $906) - 0.3%                                            906
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $270,686*) - 99.4%                                            283,713

                                     Other Assets Less Liabilities - 0.6%                                                      1,662
                                                                                                                           ---------
                                     Net Assets - 100.0%                                                                   $ 285,375
                                                                                                                           =========

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 270,822
                                                                      =========
      Gross unrealized appreciation                                   $  13,889
      Gross unrealized depreciation                                        (998)
                                                                      ---------
      Net unrealized appreciation                                     $  12,891
                                                                      =========

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2006                       (in Thousands)

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f)   GNMA Collateralized.
(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h)   Escrowed to maturity.
(i)   ACA Insured.
(j)   Radian Insured.
(k)   CIFG Insured.
(l)   FHA Insured.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Dividend
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      CMA New York Municipal
        Money Fund                                         54             $36
      --------------------------------------------------------------------------

(n)   Assured Guaranty Insured.
(o)   Represents the current yield as of June 30, 2006.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: August 23, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: August 23, 2006